CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 334,715,019	$ 124,472,629
Held-to-maturity securities (Note 5)	385,841,626	86,097,191
Accounts receivable (Note 3)	3,055,446	6,990,560
Amounts due from related parties (Note 15(a))		177,237
Other receivables (Note 4)	16,481,032	9,993,887
Inventories	270,126,305	143,963,931
Advance to suppliers	13,216,870	9,569,795
Prepaid expenses	2,384,801	686,876
Deferred tax assets (Note 12)	11,126,647
Total current assets	1,036,947,746	381,952,106
NON-CURRENT ASSETS
Property and equipment, net (Note 6)	24,299,418	12,637,567
Deposits for property and equipment	5,518,404	4,322,217
Other assets	5,294,373	5,230
Total non-current assets	35,112,195	16,965,014
Total assets	1,072,059,941	398,917,120
CURRENT LIABILITIES
Accounts payable (Including accounts payable of the VIE without recourse to the Company of $101,556 and $70,026 as of December 31, 2012 and 2013, respectively)	476,847,881	193,455,827
Advance from customers (Including advance from customers of the VIE without recourse to the Company of $55,948,713 and $131,781,751 as of December 31, 2012 and 2013, respectively)	131,781,751	55,948,713
Accrued expenses and other current liabilities (Note 7) (Including accrued expenses and other current liabilities of the VIE without recourse to the Company of $24,908,418 and $101,097,647 as of December 31, 2012 and 2013, respectively)	196,327,519	52,676,443
Amounts due to related parties (Note 15(b)) (Including amounts due to related parties of the VIE without recourse to the Company of $789,057 and 1,369,767 as of December 31, 2012 and 2013, respectively)	2,141,411	1,335,756
Deferred income (Including deferred income of the VIE without recourse to the Company of $10,850,319 and $20,592,249 as of December 31, 2012 and December 31,2013, respectively)	21,705,981	12,917,567
Total current liabilities	828,804,543	316,334,306
Total liabilities	828,804,543	316,334,306
COMMITMENTS AND CONTINGENCIES (Note 14)
EQUITY:
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 101,284,881 and 111,665,972 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	11,167	10,128
Additional paid-in capital	363,221,310	258,368,448
Accumulated losses	(123,725,472)	(176,025,335)
Accumulated other comprehensive income	3,748,393	229,573
Total shareholders' equity	243,255,398	82,582,814
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,072,059,941	$ 398,917,120